Document and Entity Information	3 Months Ended
Mar. 31, 2016
Document And Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Mar. 31, 2016
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	Q1
Trading Symbol	MBVX
Entity Registrant Name	MABVAX THERAPEUTICS HOLDINGS, INC.
Entity Central Index Key	0001109196
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company